FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - SCHEDULE OF SENSITIVITY ANALYSIS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Profit or Loss	$ (19,426,051)	$ 7,156,005	$ 11,441,233
Strengthening
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Profit or Loss	546,490	329,914	405,261
Equity	9,382,422	8,868,986	4,941,161
Weakening
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Profit or Loss	(546,490)	(329,914)	(405,261)
Equity	$ (9,382,422)	$ (8,868,986)	$ (4,941,161)